STATEMENT OF INVESTMENTS
BNY Mellon Developed Markets Real Estate Securities Fund

July 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.2%
Australia - 3.8%
Abacus Property Group	693,350		1,238,824
Abacus Storage King	123,912	[a]	117,357
Dexus	353,270		1,950,536
Goodman Group	86,970		1,199,901
Mirvac Group	2,556,141		4,017,686
Region RE Ltd.	644,160		1,047,091
Scentre Group	1,283,230		2,422,067
			11,993,462
Belgium - 1.8%
Aedifica SA	26,252		1,804,005
Cofinimmo SA	13,645		1,068,191
Warehouses De Pauw, CVA	92,424		2,731,551
			5,603,747
Canada - 3.4%
Allied Properties Real Estate Investment Trust	18,660		310,469
Canadian Apartment Properties REIT	26,290		1,024,964
Chartwell Retirement Residences	236,730		1,797,040
First Capital Real Estate Investment Trust	150,220		1,678,035
Granite Real Estate Investment Trust	17,800		1,045,336
H&R Real Estate Investment Trust	204,680		1,597,207
Tricon Residential, Inc.	320,630		2,995,610
			10,448,661
France - .3%
Klepierre SA	32,750		869,608
Unibail-Rodamco-Westfield	2,856	[a]	161,907
			1,031,515
Germany - 2.2%
LEG Immobilien SE	39,380	[a]	2,786,679
Vonovia SE	179,000		4,180,255
			6,966,934
Hong Kong - 4.2%
CK Asset Holdings Ltd.	207,000		1,194,399
Hang Lung Properties Ltd.	492,000		763,338
Link REIT	857,202		4,797,711
Sun Hung Kai Properties Ltd.	418,100		5,229,668
Swire Properties Ltd.	479,340		1,198,519
			13,183,635

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
Japan - 8.8%
Activia Properties, Inc.	440		1,280,427
Advance Residence Investment Corp.	770		1,875,409
Japan Hotel REIT Investment Corp.	2,168		1,075,885
Japan Prime Realty Investment Corp.	590		1,468,105
Kenedix Office Investment Corp.	556		1,320,971
Mitsubishi Estate Co., Ltd.	237,700		2,902,224
Mitsui Fudosan Co., Ltd.	247,800		5,083,501
Mitsui Fudosan Logistics Park, Inc.	204		725,575
Nippon Building Fund, Inc.	408		1,709,261
Nippon Prologis REIT, Inc.	1,052		2,149,625
Nomura Real Estate Master Fund, Inc.	2,056		2,445,262
Orix JREIT, Inc.	1,911		2,429,971
SOSiLA Logistics REIT, Inc.	1,115		1,007,117
Sumitomo Realty & Development Co., Ltd.	80,900		2,164,309
			27,637,642
Mexico - .3%
Corp Inmobiliaria Vesta SAB de CV, ADR	26,770		970,948
Norway - .2%
Entra ASA	59,578	[b]	582,257
Singapore - 3.3%
CapitaLand Integrated Commercial Trust	1,978,818		3,035,750
Capitaland Investment Ltd.	765,000		1,956,007
Digital Core REIT Management Pte. Ltd.	1,276,110		638,055
Frasers Centrepoint Trust	237,959		388,322
Mapletree Logistics Trust	1,740,500		2,212,029
Mapletree Pan Asia Commercial Trust	1,646,578		2,043,131
			10,273,294
Spain - 1.5%
Cellnex Telecom SA	38,830	[b]	1,585,640
Merlin Properties Socimi SA	320,020		2,980,271
			4,565,911
Sweden - 1.0%
Castellum AB	156,035	[c]	1,778,044
Fabege AB	151,310		1,310,939
			3,088,983
United Kingdom - 4.4%
Empiric Student Property PLC	1,274,378		1,439,216
Grainger PLC	590,056		1,906,751
Land Securities Group PLC	265,320		2,204,387
Safestore Holdings PLC	146,002		1,660,113
Segro PLC	140,033		1,371,198
Supermarket Income REIT PLC	737,948		722,596
The British Land Company PLC	521,590		2,262,513

Description	Shares		Value ($)
Common Stocks - 99.2% (continued)
United Kingdom - 4.4% (continued)
Tritax Big Box REIT PLC	1,212,085		2,148,186
			13,714,960
United States - 64.0%
Acadia Realty Trust	91,759	[d]	1,441,534
Agree Realty Corp.	104,650	[d]	6,779,227
Alexandria Real Estate Equities, Inc.	32,740	[d]	4,114,763
American Homes 4 Rent, Cl. A	88,120	[d]	3,302,738
AvalonBay Communities, Inc.	42,320	[d]	7,983,668
Boston Properties, Inc.	25,110	[d]	1,673,079
Brixmor Property Group, Inc.	196,670	[d]	4,472,276
Broadstone Net Lease, Inc.	194,300	[d]	3,167,090
Camden Property Trust	8,820	[d]	962,174
Cousins Properties, Inc.	108,610	[d]	2,653,342
DiamondRock Hospitality Co.	155,913	[d]	1,325,260
Digital Realty Trust, Inc.	114,360	[d]	14,251,543
Douglas Emmett, Inc.	161,120	[c,d]	2,368,464
Equinix, Inc.	14,685	[d]	11,893,675
Equity Residential	131,150	[d]	8,648,031
Extra Space Storage, Inc.	50,808	[d]	7,091,273
First Industrial Realty Trust, Inc.	87,070	[d]	4,501,519
Healthpeak Properties, Inc.	227,090	[d]	4,957,375
Host Hotels & Resorts, Inc.	125,080	[d]	2,301,472
Invitation Homes, Inc.	164,790	[d]	5,850,045
Kilroy Realty Corp.	72,100	[d]	2,573,970
Kimco Realty Corp.	183,313	[d]	3,713,921
Medical Properties Trust, Inc.	337,620	[c,d]	3,406,586
Omega Healthcare Investors, Inc.	64,620	[c,d]	2,061,378
Prologis, Inc.	141,765	[d]	17,685,184
Public Storage	31,960	[d]	9,004,730
Realty Income Corp.	166,980	[d]	10,180,771
Retail Opportunity Investments Corp.	196,970	[d]	2,901,368
Rexford Industrial Realty, Inc.	106,930	[d]	5,890,774
RPT Realty	174,078	[d]	1,892,228
Sabra Health Care REIT, Inc.	35,324	[d]	458,859
SBA Communications Corp.	14,330	[d]	3,137,553
Simon Property Group, Inc.	41,990	[d]	5,231,954
Sun Communities, Inc.	43,750	[d]	5,700,625
UDR, Inc.	93,710	[d]	3,830,865
Ventas, Inc.	157,500	[d]	7,641,900
VICI Properties, Inc.	107,600	[d]	3,387,248
Welltower, Inc.	116,850	[d]	9,599,227
Xenia Hotels & Resorts, Inc.	178,776	[d]	2,270,455
			200,308,144
Total Common Stocks (cost $302,697,265)			310,370,093

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Number of Rights
Rights - .0%
Australia - .0%
Abacus Property Group expiring 8/3/2023 (cost $0)		123,812		0
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,292,002)	5.38	1,292,002	[e]	1,292,002

Investment of Cash Collateral for Securities Loaned - .8%
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,473,961)	5.38	2,473,961	[e]	2,473,961
Total Investments (cost $306,463,228)		100.4%		314,136,056
Liabilities, Less Cash and Receivables		(.4%)		(1,292,817)
Net Assets		100.0%		312,843,239

ADR—American Depositary Receipt

CVA—Company Voluntary Arrangement

REIT—Real Estate Investment Trust

a Non-income producing security.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, these securities were valued at $2,167,897 or .69% of net assets.

c Security, or portion thereof, on loan. At July 31, 2023, the value of the fund’s securities on loan was $6,901,444 and the value of the collateral was $7,033,109, consisting of cash collateral of $2,473,961 and U.S. Government & Agency securities valued at $4,559,148. In addition, the value of collateral may include pending sales that are also on loan.

d Investment in real estate investment trust within the United States.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Developed Markets Real Estate Securities Fund

July 31, 2023 (Unaudited)

The following is a summary of the inputs used as of July 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	310,252,736	117,357	††	-	310,370,093
Investment Companies	3,765,963	-		-	3,765,963

† See Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At July 31, 2023, accumulated net unrealized appreciation on investments was $7,672,828, consisting of $30,923,644 gross unrealized appreciation and $23,250,816 gross unrealized depreciation.

At July 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.